Related parties (Details) - Goodwood [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related parties transactions [Abstract]
Ownership interest percentage	50.00%
Number of vessels technically managed by related party | Vessel	24
Technical management fees paid | $	$ 3,459	$ 3,310	$ 3,300